Definition of Terms in Portfolio Name	Oct. 07, 2026
Fund Name Disclosure [Line Items]
Portfolio Name	Peroni Strategic Growth Portfolio, Series 2026-2
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances the trust will invest at least 80% of its assets in securities that exhibit growth characteristics. For these purposes, we define securities that exhibit growth characteristics as securities exhibiting capital appreciation potential based on technical growth characteristics as defined by the Peroni Method® of technical analysis. The methodology studies the security’s historical price architecture, net money flow trends in the security, the relative behavior of the security’s price performance compared to other securities and other indicators to determine the potential for capital appreciation in the security.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Eugene E. Peroni, Jr. of Peroni Portfolio Advisors, Inc. (the “Portfolio Consultant”) selected the trust’s portfolio. The trust seeks to achieve its objective by investing in a portfolio of securities of companies involved in the revolution taking place across various sectors involving advances in robotics in which complex tasks with less human intervention can be performed and accomplished. The Portfolio Consultant started its selection process by identifying companies that use, manufacture and/or support automation technologies that play a role in improving operational efficiency, safety and productivity. Artificial Intelligence (AI) and machine learning allow humanoids and robots to assist human workers to improve speed and safety in areas such as the agriculture, automotive, electronics, health care, semiconductor and consumer industries. In the energy sector, robotics are designed for renewable energy solutions and to reduce the environmental impact of manufacturing. The trust’s portfolio may include securities of companies spanning various sectors, but not all of the above-mentioned industries or sectors may be included or represented by the securities in the trust’s portfolio. Companies in the trust’s portfolio may be involved in other business activities and may not be solely involved in the use, manufacture and/or support of automation technologies. Mr. Peroni screened the securities of the companies identified within the theme of the trust using the Peroni Method®, a technical research-based discipline. The Peroni Method® is a bottom-up approach to stock selection that is primarily based on technical analysis. The methodology examines a stock’s price architecture, accumulation and distribution trends and relative strength patterns, among other more subtle trading characteristics. This information is partly gathered and analyzed through hand-drawn point and figure charts which have been a part of the methodology for over half a century. While the Peroni Method®is primarily focused on the technical characteristics of individual stocks, economic, monetary, geopolitical and sentiment factors at play in the marketplace are also incorporated to identify leading stocks and sectors. Technical analysis differs from fundamental analysis, which generally involves financial scrutiny of the issuing company and considers such factors as earnings projections, P/E ratios, cash flow and other balance sheet data. The Peroni Method®may be an investment alternative to fundamental analysis. Mr. Peroni uses the Peroni Method®to select stocks that he believes are best able to provide capital appreciation. He believes that technical factors can help identify industry sector relative strength patterns that may play an important role in investment success. The methodology allows an unconstrained approach to stock selection, spanning all market caps and investment styles, i.e. growth and value. Mr. Peroni has an extensive library of charts that is regularly refreshed to include new opportunities. Stocks with attractive price architecture are screened and ranked on a regular basis. Historical characteristics are analyzed for price and volume shifts and evaluations are made using net money flow analysis and relative strength trends. Sector relative strength is then determined by unbiased groupings of attractive stocks. Portfolio construction progresses as weightings are determined by analyzing individual stock price behavior, economic factors, monetary trends, psychological oscillators and investor psychology. Those stocks with the best technical characteristics in strong or emerging leadership sectors are candidates for inclusion in the portfolio while also taking into consideration appropriate diversification. The Peroni Method® examines numerous technical, psychological and fundamental data. The data may include: •a stock’s historical price architecture •net money flow trends in individual stocks •the relative behavior of a stock’s price performance compared to other stocks in the same sector •sentiment readings such as the volatility index •fiscal and monetary factors •geopolitical events and their impact on specific sectors Mr. Peroni selects stocks he believes are best suited to the trust’s investment objective of capital appreciation over a defined period of time. Eugene E. Peroni Jr. began training in the field of technical research at age 16 with his father, Eugene E. Peroni, Sr., who founded the Peroni Method® more than 70 years ago. Mr. Peroni has over 50 years of experience in his field. The Peroni Method®uses a bottom-up approach, primarily emphasizing the technical merits of individual stocks. Mr. Peroni has regularly published his insights in reports offering stock market forecasts. Mr. Peroni has appeared on CNBC, CBS MarketWatch, Nightly Business Report, Fox Business News and Bloomberg Radio, and has been quoted in publications such as The Wall Street Journal, The New York Times, U.S. News and World Report and Investor’s Business Daily.